Financial Instruments - Summary of Derivative Assets and Liabilities not Designated as Hedges (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial information [line items]
Derivative financial assets	¥ 590	¥ 124
Derivative financial liabilities	258	392
Foreign Exchange Forward Contract [member]
Disclosure of financial information [line items]
Derivative financial assets	492	4
Derivative financial liabilities	248	381
Interest rate swap contract [member]
Disclosure of financial information [line items]
Derivative financial assets		2
Currency swap contract [member]
Disclosure of financial information [line items]
Derivative financial assets	97	118
Derivative financial liabilities	¥ 10	¥ 11